Capital and financial risk management - Capital management (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Capital and financial risk management
Cash and cash equivalents	£ 684	£ 414	£ 333
Short-term borrowings	(437)	(79)
Long-term borrowings	(10,003)	(87)
Derivative financial assets associated to long term borrowings	44	5
Derivative financial liabilities associated to long term borrowings	(181)	(1)
Total equity	(16,457)	(26,480)	£ (26,223)	£ (27,412)
Total Capital	£ 6,564	£ 26,732